Rental expense and commitments (Tables)	12 Months Ended
Dec. 31, 2015
Leases, Operating
Schedule Of Future Minimum Rental Payments For Operating Leases Table Text Block
Year	Minimum payments[1]
(In thousands)
2016	$36,405
2017	29,866
2018	26,962
2019	25,236
2020	23,481
Later years	140,230
$282,180